Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policy on Grant of Stock Options or Similar Instruments. We do not grant stock options, stock appreciation rights (SARs), or similar option-like instruments and, as such, do not have a policy or practice in place on the timing of awards of options, SARs, or similar option-like instruments in relation to the disclosure of material non-public information. If in the future we anticipate granting stock options, SARs, or similar option-like instruments, we may establish a policy regarding how the Board determines when to grant such awards and how the Board or HR Committee will take material nonpublic information into account when determining the timing and terms of such awards.